CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (224,465)	$ (306,340)	$ (147,686)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	0	0	0
Loss from discontinued operations	0	0	64,084
Stock issued for service	33,600	75,000
Changes in assets and liabilities:
Accounts receivable	(18)	24	(24)
Deposit	1,568	12,182	(13,750)
Inventory	(152)	11,509	(11,509)
Accounts payable	(20)	(21,071)	(1,184)
Accrued liabilities and other payables	34,879	20,437	(3,688)
Due to related parties	124,536	141,411	0
NET CASH USED IN OPERATING ACTIVITIES	(30,072)	(66,848)	(113,757)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of common stock	201,000	209,920	0
Repayments to related parties	(108,554)	(102,080)	0
Advances from related parties	2,000	14,000	105,552
NET CASH PROVIDED BY FINANCING ACTIVITIES	94,446	121,840	105,552
Effect of exchange rate changes on cash and cash equivalents	0	0	2,828
NET (DECREASE) INCREASE IN CASH	64,374	54,992	(5,377)
Cash and cash equivalents at beginning of year	57,435	2,443	7,820
Cash and cash equivalents at end of year	121,809	57,435	2,443
SUPPLEMENTARY DISCLOSURE:
Income tax paid	0	0	0
Interest paid	$ 0	$ 0	$ 0